Capital Management (Summary of EBITDA, Adjusted EBITDA and Adjusted Finance Costs) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted finance costs	$ 563	$ 500
Finance costs	563	613
Borrowing costs capitalized to property, plant and equipment	(37)	(29)
Interest on net defined benefit pension and other post-retirement plan obligations	8	9
Loss on early extinguishment of debt	$ 0	$ 142